Assets and liabilities held for sale and discontinued operations	12 Months Ended
Dec. 31, 2024
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Assets and liabilities held for sale and discontinued operations	Assets and liabilities held for sale and discontinued operations
Assets held for sale
The assets held for sale can be detailed as follows:

(in thousands of USD)	December 31, 2024	December 31, 2023	December 31, 2022
Marine	165,583	871,876	18,459
H2 Infra	—	—	—
H2 Industry	—	—	—
Total assets held for sale	165,583	871,876	18,459

(in thousands of USD)	(Estimated) Net sale price	Book Value	Asset Held For Sale	Impairment Loss	(Expected) Gain
At January 1, 2023	40,523	18,459	18,459	—	22,064

Assets transferred to assets held for sale
Alice	86,153	61,626	61,626	—	24,528
Anne	86,617	62,820	62,820	—	23,797
Aquitaine	90,453	58,657	58,657	—	31,796
Dominica	82,840	52,826	52,826	—	30,014
Desirade	86,153	56,071	56,071	—	30,082
Alboran	86,503	56,367	56,367	—	30,136
Aral	86,797	56,445	56,445	—	30,352
Andaman	87,130	56,636	56,636	—	30,494
Hatteras	90,337	59,368	59,368	—	30,969
Delos	113,020	83,611	83,611	—	29,409
Doris	113,330	84,438	84,438	—	28,892
Derius	104,670	81,458	81,458	—	23,212
Camus	123,797	92,228	92,228	—	31,569
Oceania	43,120	8,294	8,294	—	34,826
Corporate	2,000	1,031	1,031	—	969

Assets sold from assets held for sale
Cap Charles	(40,523)	(18,459)	(18,459)	—	(22,064)

At December 31, 2023	1,282,920	871,876	871,876	—	411,044

At January 1, 2024	1,282,920	871,876	871,876	—	411,044

Assets transferred to assets held for sale
Cap Lara	33,213	14,437	14,437	—	18,776
Alsace	96,850	69,388	69,388	—	27,462
Ingrid	—	44,811	44,811	—	—
Hakata	—	36,899	36,899	—	—
Windcat 6	275	48	48	—	227

Assets sold from assets held for sale
Alice	(86,153)	(61,626)	(61,626)	—	(24,528)
Anne	(86,617)	(62,820)	(62,820)	—	(23,797)
Aquitaine	(90,453)	(58,657)	(58,657)	—	(31,796)
Dominica	(82,840)	(52,826)	(52,826)	—	(30,014)

Desirade	(86,153)	(56,071)	(56,071)	—	(30,082)
Alboran	(86,503)	(56,367)	(56,367)	—	(30,136)
Aral	(86,797)	(56,445)	(56,445)	—	(30,352)
Andaman	(87,130)	(56,636)	(56,636)	—	(30,494)
Hatteras	(90,337)	(59,368)	(59,368)	—	(30,969)
Delos	(113,020)	(83,611)	(83,611)	—	(29,409)
Doris	(113,330)	(84,438)	(84,438)	—	(28,892)
Derius	(104,670)	(81,458)	(81,458)	—	(23,212)
Camus	(123,797)	(92,228)	(92,228)	—	(31,569)
Oceania	(43,120)	(8,294)	(8,294)	—	(34,826)
Corporate	(2,000)	(1,031)	(1,031)	—	(969)

At December 31, 2024	130,337	165,583	165,583	—	46,464

On December 14, 2022, the Company sold the Suezmax Cap Charles (2006 - 158,881 dwt), for a net sale price of $40.5 million. This vessel was accounted for as a non-current asset held for sale as at December 31, 2022, and had a carrying value of $18.5 million as of that date. The vessel was delivered to its new owner on February 16, 2023. Taking into account the sales commission, the net gain on this vessel amounts to $22.1 million and was recorded in the consolidated statement of profit or loss in the first quarter of 2023.
On October 9, 2023, the Company announced the agreement of two reference shareholders CMB NV ("CMB") and Frontline plc/Famatown Finance Ltd ("Frontline") on a transaction involving multiple interdependent agreements. Part of the agreement included the sale of 24 VLCC tankers from the Euronav fleet for a total of $2.35 billion. A total of 11 VLCC tankers have been delivered before December 31, 2023 (see Note 8). As at December 31, 2023, 13 VLCC tankers, that were part of the fleet sale to Frontline, have been booked as an asset held for sale (Alice, Anne, Aquitaine, Dominica, Desirade, Alboran, Aral, Andaman, Hatteras, Delos, Doris, Derius and Camus) for a total carrying value of $862.6 million. The last vessel (Camus) has been delivered to her new owners on March 19, 2024. The net gain on this transaction for the vessels delivered in 2024 amounts to $372.7 million, which was recorded in the first quarter of 2024.
On November 8, 2023, the Company sold the ULCC Oceania (2003 - 441,561 dwt), for $43.1 million. The vessel was accounted for as a non-current asset held for sale as at December 31, 2023, and had a carrying value of $8.3 million. The vessel was delivered to her new owner on January 15, 2024. Taking into account the sales commission, the net gain on this vessel amounts to $34.8 million and was recorded in the consolidated statement of profit or loss in the first quarter of 2024.
CMB.TECH announced a new chapter in the evolution of the FAST platform. In a strategic move to enhance capabilities and ensure continued growth, CMB.TECH transferred the FAST platform to ZeroNorth. The sale price (included in the heading "Corporate") amounts to $2.0 million. The net gain amounts to $0.4 million. Closing of the deal and official transfer date was on April 1, 2024.

On May 21, 2024, the Company sold the VLCC Alsace (2012 - 320,350 dwt) for $96.9 million. The vessel is accounted for as a non-current asset held for sale as at December 31, 2024, and has a carrying value of $69.4 million. The net gain on the vessel amounts to $27.5 million and was recognized upon delivery to her new owners on January 27, 2025.

On June 27, 2024, the Management Board formally decided to commit to a plan to sell VLCC vessels Hakata (2010 - 302,550 dwt) and Ingrid (2012 - 314,000 dwt). An active program to locate a buyer and complete the plan has been initiated and the vessels are actively marketed for sale in line with their fair values. It is expected to be completed within a year from the decision and in line with IFRS 5, the assets are qualified and classified as non-current assets held for sale for a total combined book value of $81.7 million as per December 31, 2024.

The Windcat 6 has been sold, after 18 years of service on December 18, 2024 for an amount of $275 thousand. The CTV is accounted for as a non-current asset held for sale as at December 31, 2024, and has a carrying value of $48 thousand. The sale generates a gain $227 thousand and was recognized upon delivery to the new owner on March 13, 2025.

On December 31, 2024, CMB.TECH has sold the Suezmax Cap Lara (2007, 158,826 dwt) for $33.2 million. The vessel is accounted for as a non-current asset held for sale as at December 31, 2024, and has a carrying value of $14.4 million.
The sale generated a gain of $18.8 million and was recognized upon delivery to the new owner on March 10, 2025.

Discontinued operations
As of December 31, 2024 and December 31, 2023, the Group had no operations that meet the criteria of a discontinued operation.